Inspire Global Hope ETF

BLES

Inspire Small/Mid Cap Impact ETF

ISMD

Inspire Corporate Bond Impact ETF

IBD

Supplement dated October 12, 2017

to the Statement of Additional Information dated February 10, 2017 for Inspire Global Hope Large Cap ETF, Inspire Small/Mid Cap Impact ETF, and Inspire Corporate Bond Impact ETF

collectively the “Funds” and each a series of Northern Lights Fund Trust IV

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Effective October 2, 2017, Ira Rothblut resigned from the Board of Trustees of the Northern Lights Fund Trust IV and Chairman of the Audit Committee. Mr. Joseph Breslin will replace Mr. Rothblut as the Chairman of the Audit Committee.

The following replaces the section Board Risk Oversight on page 22:

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

The following replaces the first paragraph in Trustee Qualifications on page 23:

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Breslin has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate based, in part, upon his years of service as an officer and/or Trustee to other registered investment companies. Thomas Sarkany is qualified to serve as a Trustee based on his experience in various business and consulting positions, and through his experience from service as a board member of the Trust and other investment companies. Since 2010, he has been the President of a financial services firm and from 1994 through 2010, held various roles at a publicly held company providing financial research, publications and money management services to retail and institutional investors, including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. In addition to his service as a Trustee of the Trust, Mr. Sarkany serves as a trustee of the Northern Lights Fund Trust II and has previously served as a director of certain public companies. Charles R. Ranson has more than 20 years’ experience in strategic analysis and planning, risk assessment, and capital formation in the operation of complex organizations and entrepreneurial ventures. In addition to his service to the Trust, Mr. Ranson serves as an independent trustee to another mutual fund complex. Each Trustee’s ability to perform his duties effectively also has been enhanced by his educational background and professional training. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Ira Rothblut and the accompanying information is deleted from the table titled Independent Trustees on pages 22 through 23.

The following note is added to “Ira Rothblut” in the table under Compensation on page 25:

** Ira Rothblut resigned from the Board of Trustees of Trust effective October 2, 2017.

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Supplement dated July 5, 2017

to the Prospectus and Statement of Additional Information dated February 10, 2017 for Inspire Corporate Bond Impact ETF

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Effective July 5, 2017, the creation unit size for the Inspire Corporate Bond Impact ETF is changed to 100,000. Consequently, all references to the creation unit size in the Inspire Corporate Bond Impact ETF’s Prospectus and Statement of Additional Information are deleted and replaced with 100,000 Shares.

Also effective immediately, the Corporate Bond Impact ETF will declare and pay dividends monthly. The change to the prospectus and statement of additional information will be as follows:

•	The following replaces the second paragraph in the section DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES on page 20 of the prospectus:

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by Inspire Global Hope ETF and Inspire Small/Cap Impact ETF and monthly by Inspire Corporate Bond Impact ETF. The Funds distribute their net realized capital gains, if any, to shareholders annually.

•	The following replaces the first sentence in the first paragraph in the section Taxes on Distributions on page 21 of the prospectus:

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly by Inspire Global Hope ETF and Inspire Small/Cap Impact ETF and monthly by Inspire

Corporate Bond Impact ETF.

•	The following replaces the fourth paragraph in the section TAX STATUS, on page 36 of the statement of additional information:

Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income will be made quarterly for the Inspire Global Hope Large Cap ETF and the Inspire Small/Mid Cap Impact ETF, and distributions of net investment income will be made monthly for the Inspire Corporate Bond Impact ETF. Distributions of net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of a Fund unless a shareholder elects to receive cash.

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Supplement dated March 16, 2017

to the Prospectus and Statement of Additional Information dated February 10, 2017 for Inspire Global Hope Large Cap ETF, Inspire Small/Mid Cap Impact ETF, and Inspire Corporate Bond Impact ETF

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Inspire Global Hope Large Cap ETF

Effective March 24, 2017, the name of the Inspire Global Hope Large Cap ETF is changed to Inspire Global Hope ETF.  Consequently, all references to Inspire Global Hope Large Cap ETF in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with Inspire Global Hope ETF. In addition, effective May 15, 2017, the policy of the Inspire Global Hope Large Cap ETF to invest at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in foreign and domestic large capitalization equity securities will be eliminated as reflected in the last paragraph of the investment strategy set forth below.

The section Fund Summary - Principal Investment Strategies for the Global Hope ETF that begins on page 2 of the prospectus is hereby replaced with the following:

Principal Investment Strategies: The Fund generally will invest at least 80% of its total assets in the component securities of the Inspire Global Hope Large Cap Index (the “Index”). The index provider selects foreign (including emerging markets) and domestic equity securities included in the Russell 1,000 Index, MSCI EAFE Index, and MSCI Emerging Markets Large Cap Index using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

•                     abortion;

•                     gambling;

•                     alcohol;

•                     tobacco;

•                     pornography;

•                     the LGBT lifestyle; and

•                     rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices

The methodology then assigns a positive score based on whether the company has publically available policies and procedures regarding involvement in activities that align with biblical values in the following categories:

•                     Products and services (curing or treating disease; enhancing educational opportunities; providing food, water, shelter, clothing and sanitation for the poor and marginalized; and, providing Christian-themed products or services);

•                     Workplace (encouraging more time with family; providing above average compensation when compared to industry peers; providing above average employee benefit packages when compared to industry peers; and providing a safe and healthy workplace environment);

•                     Community (benefit the communities in which they do business through philanthropy and volunteerism); and

•                     Environment (protect and preserve the environment).

The index provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. The 400 securities with the highest Inspire Impact Scores are included in the Index and are equally weighted. The Index will typically be comprised of 50% domestic securities, 40% in developed foreign securities, and 10% in emerging market securities. The Inspire Impact Scores of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Index and replaced with a higher scoring security.

The equity securities included in the Index are typically foreign and domestic equity securities of companies with capitalization of $5 billion or more. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies in at least 3 countries outside the U.S. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The adviser is also the index provider.

The last paragraph of the section Additional Information About Principal Investment Strategies And Related Risks - Principal Investment Strategies for the Global Hope ETF on page 14 of the prospectus is hereby replaced with the following:

The equity securities included in the Index are typically foreign and domestic equity securities of companies with capitalization of $5 billion or more. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies in at least 3 countries outside the U.S. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The adviser is also the index provider.

Inspire Small/Mid Cap Impact ETF

The second paragraph of the section Fund Summary - Principal Investment Strategies for the Inspire Small/Mid Cap Impact ETF on page 5 of the prospectus is hereby replaced with the following:

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

•         abortion;

•         gambling;

•         alcohol;

•         tobacco;

•         pornography;

•         the LGBT lifestyle; and

•         rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

Inspire Corporate Bond Impact ETF

The section Fund Summary - Principal Investment Strategies for the Inspire Corporate Bond Impact ETF that begins on page 9 of the prospectus is hereby replaced with the following:

Principal Investment Strategies: The Fund generally will invest at least 80% of its total assets in the component securities of the Inspire Corporate Bond Impact Index (the “Index”). The index provider selects domestic corporate bonds issued by companies that have market capitalizations of $5 billion or more and are included in the S&P 500 Investment Grade Corporate Bond Index using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

•         abortion;

•         gambling;

•         alcohol;

•         tobacco;

•         pornography;

•         the LGBT lifestyle; and

•         rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

The index provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. Two hundred fifty (250) Bonds from the top 200 issuers with the highest Inspire Impact Scores are included in the Index and are equally weighted. The Inspire Impact Scores of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Index and replaced with a higher scoring security. The adviser is also the index provider.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in domestic corporate bonds. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Inspire Global Hope Large Cap ETF, Inspire Small/Mid Cap Impact ETF, and Inspire Corporate Bond Impact ETF

The second paragraph of the section Additional Information About Principal Investment Strategies And Related Risks - Principal Investment Strategies on page 13 of the prospectus is hereby replaced with the following:

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

•         abortion;

•         gambling;

•         alcohol;

•         tobacco;

•         pornography;

•         the LGBT lifestyle; and

•         rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

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This Supplement, and the Funds’ Prospectuses and Statements of Additional Information, dated February 10, 2017, provide information that you should know before investing in a Fund and should be retained for future reference. The Prospectus and Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. These documents are available upon request and without charge by calling 1-877-658-9473.

Please retain this Supplement for future reference.